UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

 Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

 UMB Fund Services, Inc.

235 W. Galena Street

 Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

 Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

VAUGHAN NELSON FUNDS

 Vaughan Nelson Emerging Markets Opportunities Fund

 (Investor Class – ADVKX)

 (Institutional Class - ADVMX)

 Vaughan Nelson International Small Cap Fund

 (Investor Class - ADVJX)

 (Institutional Class - ADVLX)

SEMI-ANNUAL REPORT

 APRIL 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Fund at (888) 660-6610 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 660-6610 if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Vaughan Nelson Funds

 Each a series of Investment Managers Series Trust

Table of Contents

Vaughan Nelson Emerging Markets Opportunities Fund
Letter to Shareholders	1
Schedule of Investments	3
Vaughan Nelson International Small Cap Fund
Letter to Shareholders	8
Schedule of Investments	10
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	23
Expense Examples	33

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.im.natixis.com/us/vaughan-nelson-funds

Dear Shareholder,

Market & Portfolio Overview

The fund and international markets experienced a strong end to 2019 before being impacted by the Covid-19 pandemic in mid-February which created a rolling repricing of global assets that continued through the end of March. The Covid-19 Pandemic accelerated the liquidity recession to its conclusion and added a global economic contraction that is comparable to the Great Depression. The flight to safety during this period made USD returns of the asset class trail the local currency returns, compounding the volatility experienced.

We have seen aggressive policy responses from Central Banks and Governments to offset the material economic hole including on the monetary and fiscal side. The Federal Reserve initially printed money at an annualized rate of 100% of GDP, directly purchased a variety of assets including treasuries/investment grade/high yield corporate/mortgages, and expanded swap lines and repo facilities to over 100 countries worldwide. We expect continued interest rate reductions, quantitative easing, and fiscal stimulus including cash disbursements to households and support for Small and Medium-sized Enterprises to continue until a durable treatment for Covid-19 can be developed.

We see positive hints that the worst part of the contagion growth is in the past in developed countries including the US, Japan, and Europe. Lockdowns are being eased and business activity is starting to resume. Several Emerging Market countries particularly in Latin America (Brazil and Mexico) are still working to contain the virus and we will continue to monitor the data for a second wave as economies open up.

At this point, we are not expecting a V-shaped economic recovery. A partial recovery is expected in 2021 with above trend growth rates but the level of GDP will remain below the pre-virus trend with considerable uncertainty about the strength of the rebound. We believe that the Coronavirus is accelerating the digital transformation of business models and will lead to consolidation of industries with excess capacity. Corporate balance sheet deleveraging will be a focus with many companies issuing equity as markets thawed during April and into the early summer period. We also expect that US-China relations will be a hot button issue ahead of the upcoming US Presidential election however, at this point, we are not anticipating any changes to the Phase One trade deal.

Portfolio Positioning

As a result of buys and sells and market action, our weightings in Hong Kong/China, India, Russia, Taiwan, and Singapore increased during the semi-annual period. The portfolio’s weighting in Brazil, Colombia, Malaysia, Mexico, South Africa, Thailand, and the UAE decreased during the period.

From a sector perspective, the most notable change was our decreased weighting in the Financial sector where we sold several of our banks and insurance companies where we think the companies will suffer from low interest rates pressuring Net Interest Margins, slower loan growth, and rising Non-performing Loan ratios which will cause a reduction in Return on Equity and the multiple investors are willing to pay for the businesses. We also reduced our weighting in Energy, Industrials, and the Real Estate sectors. On the other hand, we increased our weighting in Communication Services, Consumer Discretionary, Information Technology, and the Materials sector. Our most overweight sectors at the end of the semi-annual period were in Information Technology and Consumer Discretionary.

600 Travis St., Suite 3800 ▪ Houston, Texas 77002-2928 ▪ 713.224.2545 ▪ 888.888.8676 ▪ Fax: 713.247.9534

During the six-month period ending April 30, 2020, the portfolio experienced negative absolute performance and modestly underperformed the MSCI Emerging Markets Small Mid benchmark. The best performing countries (total effect) were Brazil, Philippines, Taiwan, and Singapore. The portfolio underperformed in India, China, Saudi Arabia, and the UAE.

Outlook

We believe we are still in the early innings for debt defaults, restructurings and distressed debt. Our portfolio seeks to minimize our companies’ risk of financial distress through an emphasis on strong and liquid balance sheets. While we have experienced a V shaped recovery in financial assets through the early summer from the March lows, we still see a slow and gradual recovery as imbalances and unintended consequences are addressed. Valuations for many emerging market countries look very attractive on a historical basis and relative to their developed market counterparts. Furthermore, we believe that several emerging market currencies are undervalued compared to the US dollar which we expect to be less of a headwind for international investors resulting from escalating US fiscal deficits. We expect to see a realignment of global supply chains to support local markets over the coming years and we will seek to align our portfolio accordingly.

Thank you for your support. Please do not hesitate to reach out to us if you have any questions.

Kind regards,

Vaughan Nelson International Team

The views in this letter were as of 04/30/20 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Natixis Distributors L.P. (fund distributor) and Vaughan Nelson are affiliated. Natixis Distribution, L.P. (Member FINRA/SIPC) is a limited purpose broker-dealer and the distributor of various registered investment companies for which advisory services are provided by affiliates of Natixis Investment Managers.

600 Travis St., Suite 3800 ▪ Houston, Texas 77002-2928 ▪ 713.224.2545 ▪ 888.888.8676 ▪ Fax: 713.247.9534

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	BRAZIL — 8.7%
87,602	Banco ABC Brasil S.A.	$230,205
52,957	BR Properties S.A.	85,115
16,459	Cosan Ltd. - Class A *	219,563
108,887	Duratex S.A.	195,031
60,448	Enauta Participacoes S.A.	101,490
134,286	Grendene S.A.	172,120
17,971	Lojas Renner S.A.	126,870
78,840	MRV Engenharia e Participacoes S.A.	219,648
179,049	Randon S.A. Implementos e Participacoes	279,872
		1,629,914
	CANADA — 1.6%
38,785	Fairfax India Holdings Corp. *,[1]	304,846

	CHILE — 1.3%
44,391	Salmones Camanchaca S.A.	241,155

	CHINA — 9.4%
48,374	China Conch Venture Holdings Ltd.	231,294
462,501	China Railway Signal & Communication Corp. Ltd. - Class H *,[1]	228,587
251,037	China Yongda Automobiles Services Holdings Ltd.	253,080
25,033	ENN Energy Holdings Ltd.	282,184
207,333	Fosun International Ltd.	260,300
134,084	Haitian International Holdings Ltd.	237,240
181,961	KWG Group Holdings Ltd. *	269,173
		1,761,858
	CYPRUS — 1.4%
12,642	Polymetal International PLC	258,884
	FRANCE — 1.5%
6,142	Rubis SCA	275,187

	HONG KONG — 7.9%
308,122	Far East Horizon Ltd.	249,435
111,332	Haier Electronics Group Co., Ltd.	306,619
184,772	NWS Holdings Ltd.	192,563
847,968	Sinopec Kantons Holdings Ltd.	374,801
130,384	WH Group Ltd. [1]	124,355
193,496	Xinyi Glass Holdings Ltd.	224,098
		1,471,871
	INDIA — 8.9%
44,269	Ambuja Cements Ltd.	100,253
33,329	Finolex Industries Ltd.	177,625
180,593	GAIL India Ltd.	228,511
323,190	India Grid Trust [1]	411,376

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
22,940	Mahindra & Mahindra Ltd.	$110,675
22,850	Mphasis Ltd.	222,048
8,003	NIIT Technologies Ltd.	127,156
37,802	Quess Corp. Ltd. *,[1]	102,806
188,811	Redington India Ltd.	184,254
		1,664,704
	INDONESIA — 1.6%
5,110,723	Sarana Menara Nusantara Tbk P.T.	307,761

	LUXEMBOURG — 1.1%
6,807	Befesa S.A. [1]	215,053

	MEXICO — 1.7%
154,024	Concentradora Fibra Danhos S.A. de C.V. - REIT	118,996
215,913	GMexico Transportes S.A.B. de C.V. [1]	199,152
		318,148
	PHILIPPINES — 1.8%
377,559	Puregold Price Club, Inc.	343,639

	POLAND — 1.4%
35,760	Powszechny Zaklad Ubezpieczen S.A.	263,949

	RUSSIA — 1.3%
182,514	Detsky Mir PJSC [1]	215,566
29,298	Detsky Mir PJSC	34,660
		250,226
	SINGAPORE — 3.2%
253,391	Ascendas India Trust	226,492
460,531	Riverstone Holdings Ltd.	381,566
		608,058
	SOUTH AFRICA — 2.7%
46,568	JSE Ltd.	259,900
50,395	Northam Platinum Ltd. *	249,780
		509,680
	SOUTH KOREA — 15.7%
19,767	Cheil Worldwide, Inc.	288,496
27,185	Hanon Systems	204,778
7,212	Innocean Worldwide, Inc.	345,077
9,867	KB Financial Group, Inc.	282,308
5,660	LG Corp.	288,006
20,297	NICE Information Service Co., Ltd.	292,716
3,932	S-1 Corp.	279,720

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
2,955	Samsung Electro-Mechanics Co., Ltd.	$276,265
1,055	Samsung SDI Co., Ltd.	249,229
3,260	Soulbrain Co., Ltd.	196,212
3,270	Zinus, Inc.	226,905
		2,929,712
	TAIWAN — 19.4%
172,998	Fubon Financial Holding Co., Ltd.	244,616
239,668	Getac Technology Corp.	357,130
222,869	Lite-On Technology Corp.	346,327
27,689	MediaTek, Inc.	382,342
89,730	Micro-Star International Co., Ltd.	278,338
86,102	Powertech Technology, Inc.	287,930
25,000	Poya International Co., Ltd.	417,829
76,000	Sinbon Electronics Co., Ltd.	369,937
95,990	Tripod Technology Corp.	339,171
281,059	WPG Holdings Ltd.	366,129
418,172	Yuanta Financial Holding Co., Ltd.	238,350
		3,628,099
	TURKEY — 1.6%
85,997	Ulker Biskuvi Sanayi A.S. *	291,599

	UNITED KINGDOM — 4.0%
84,888	Helios Towers PLC *	133,458
17,775	Mondi PLC	316,752
31,732	Ninety One PLC *	67,820
240,681	Vivo Energy PLC [1]	236,740
		754,770
	UNITED STATES — 0.3%
29,375	Kosmos Energy Ltd.	48,469

	Total Common Stocks
	(Cost $20,499,134)	18,077,582

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.2%
$596,614	UMB Money Market Fiduciary, 0.01%[2]	$596,614
	Total Short-Term Investments
	(Cost $596,614)	596,614

	TOTAL INVESTMENTS — 99.7%
	(Cost $21,095,748)	18,674,196

	Other Assets in Excess of Liabilities — 0.3%	47,153
	TOTAL NET ASSETS — 100.0%	$18,721,349

PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,038,481, which represents 10.89% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Hardware	8.0%
Design, Manufacturing & Distribution	6.8%
Oil, Gas & Coal	6.7%
Retail - Discretionary	5.6%
Asset Management	4.2%
Insurance	4.1%
Real Estate	3.7%
Construction Materials	3.7%
Semiconductors	3.6%
Consumer Products	3.5%
Technology Services	3.4%
Media	3.4%
Automotive	3.2%
Banking	2.7%
Utilities	2.7%
Metals & Mining	2.7%
Engineering & Construction Services	2.7%
Institutional Financial Services	2.7%
Home & Office Products	2.4%
Waste & Environ Services & Equip	2.4%
Medical Equipment & Devices	2.0%
Retail - Consumer Staples	1.8%
Containers & Packaging	1.7%
Distributors - Discretionary	1.6%
Capital Goods	1.5%
Electrical Equipment	1.5%
Specialty Finance	1.3%
Machinery	1.3%
Transportation Equipment	1.2%
Transportation & Logistics	1.1%
Chemicals	1.1%
Apparel & Textile Products	0.9%
Telecom	0.7%
Commercial Services	0.6%
Total Common Stocks	96.5%
Short-Term Investments	3.2%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Dear Shareholder,

Market & Portfolio Overview

The fund and international markets experienced a strong end to 2019 before being impacted by the Covid-19 pandemic in mid-February which created a rolling repricing of global assets that continued through the end of March. The Covid-19 Pandemic accelerated the liquidity recession to its conclusion and added a global economic contraction that is comparable to the Great Depression. The flight to safety during this period made USD returns of the asset class trail the local currency returns, compounding the volatility experienced.

We have seen aggressive policy responses from Central Banks and Governments to offset the material economic hole including on the monetary and fiscal side. The Federal Reserve initially printed money at an annualized rate of 100% of GDP, directly purchased a variety of assets including treasuries/investment grade/high yield corporate/mortgages, and expanded swap lines and repo facilities to over 100 countries worldwide. We expect continued interest rate reductions, quantitative easing, and fiscal stimulus including cash disbursements to households and support for Small and Medium-sized Enterprises to continue until a durable treatment for Covid-19 can be developed.

We see positive hints that the worst part of the contagion growth is in the past in developed countries including the US, Japan, and Europe. Lockdowns are being eased and business activity is starting to resume. Several Emerging Market countries particularly in Latin America are still working to contain the virus and we will continue to monitor the data for a second wave as economies open up.

At this point, we are not expecting a V-shaped economic recovery. A partial recovery is expected in 2021 with above trend growth rates but the level of GDP will remain below the pre-virus trend with considerable uncertainty about the strength of the rebound. We believe that the Coronavirus is accelerating the digital transformation of business models and will lead to consolidation of industries with excess capacity. Corporate balance sheet deleveraging will be a focus with many companies issuing equity as markets thawed during April and into the early summer period.

Portfolio Review

As a result of buys and sells and market action, our weightings in Japan, the United Kingdom, Australia, and Belgium increased during the semi-annual period. The portfolio’s weighting in France, Germany, Spain, Denmark decreased during the period.

From a sector perspective, the most notable change was our increased weighting in the information technology sector where we found several companies that offer IT services related to digital transformation of Small and Medium-sized Enterprises who we believe are notably behind progress already made in the US. Our weightings in Communication Services and Industrials increased during the period. The portfolio’s weighting in Consumer Staples, Financials, and Materials decreased during the period.

During the six-month period ending April 30, 2020, the portfolio experienced negative absolute performance, but outperformed the MSCI EAFE Small Cap benchmark. This was driven by stock selection somewhat offset by allocation effect. The best performing countries (total effect) were the UK, Spain, Japan, Germany, and Australia. The portfolio underperformed in Norway, Denmark, Switzerland, Sweden, and Belgium. The portfolio continues to be overweight information technology, consumer staples, and industrials while underweight to consumer discretionary, real estate, and utilities.

600 Travis St., Suite 3800 ▪ Houston, Texas 77002-2928 ▪ 713.224.2545 ▪ 888.888.8676 ▪ Fax: 713.247.9534

Outlook

We believe that our opportunity set of high quality attractively valued businesses is amongst the highest it has been in the last ten years. We believe we are still in the early innings for debt defaults, restructurings and distressed debt. Our portfolio seeks to minimize our companies’ risk of financial distress through an emphasis on strong and liquid balance sheets. While we have experienced a V shaped recovery in financial assets through the early summer from the March lows, we still see a slow and gradual recovery as imbalances and unintended consequences are addressed. We expect to see a realignment of global supply chains to support local markets over the coming years and we will seek to align our portfolio accordingly.

Thank you for your support. Please do not hesitate to reach out to us if you have any questions.

Kind regards,

Vaughan Nelson International Team

The views in this letter were as of 04/30/20 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Natixis Distributors L.P. (fund distributor) and Vaughan Nelson are affiliated. Natixis Distribution, L.P. (Member FINRA/SIPC) is a limited purpose broker-dealer and the distributor of various registered investment companies for which advisory services are provided by affiliates of Natixis Investment Managers.

600 Travis St., Suite 3800 ▪ Houston, Texas 77002-2928 ▪ 713.224.2545 ▪ 888.888.8676 ▪ Fax: 713.247.9534

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	AUSTRALIA — 4.6%
121,025	Beach Energy Ltd.	$117,965
128,044	Orora Ltd.	212,784
88,612	Steadfast Group Ltd.	174,978
101,110	Tassal Group Ltd.	246,621
		752,348
	DENMARK — 2.2%
13,257	ISS A/S *	197,094
2,205	Schouw & Co. A/S	158,149
		355,243
	FINLAND — 0.3%
4,072	Musti Group Oyj *	49,533
	FRANCE — 3.5%
3,565	Alstom S.A.	146,238
3,695	Devoteam S.A.	281,266
6,489	Tikehau Capital SCA	151,643
		579,147
	GERMANY — 8.4%
5,776	CANCOM S.E.	294,072
3,568	Datagroup S.E.	211,553
15,183	PATRIZIA A.G.	339,040
2,759	Stroeer S.E. & Co. KGaA	174,626
16,677	TAG Immobilien A.G.	365,302
		1,384,593
	IRELAND — 2.7%
8,050	Smurfit Kappa Group PLC	252,186
24,992	UDG Healthcare PLC	197,238
		449,424
	JAPAN — 31.2%
8,100	Aeon Delight Co., Ltd.	231,985
49,200	Broadleaf Co., Ltd.	227,740
10,330	Daiseki Co., Ltd.	228,216
4,300	Denka Co., Ltd.	103,887
13,980	DTS Corp.	267,939
9,081	Fuji Electric Co., Ltd.	216,604
13,400	Fujitec Co., Ltd.	191,144
3,700	Fukuda Denshi Co., Ltd.	263,825
11,409	FULLCAST Holdings Co., Ltd.	144,487
8,700	Hamakyorex Co., Ltd.	237,813
8,068	Hogy Medical Co., Ltd.	252,281

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,660	Horiba Ltd.	$193,663
4,506	Information Services International-Dentsu Ltd.	191,197
55,076	Kenedix, Inc.	248,884
12,200	Nohmi Bosai Ltd.	245,555
4,790	Paramount Bed Holdings Co., Ltd.	197,606
18,200	Raiznext Corp.	201,377
7,413	Ship Healthcare Holdings, Inc.	335,266
24,100	Sun Frontier Fudousan Co., Ltd.	191,452
15,654	Takeuchi Manufacturing Co., Ltd.	224,965
5,600	TKC Corp.	276,554
5,622	Tokyo Seimitsu Co., Ltd.	181,854
9,087	Zenkoku Hosho Co., Ltd.	264,777
		5,119,071
	LUXEMBOURG — 2.4%
6,075	Befesa S.A. [1]	191,927
5,954	Shurgard Self Storage S.A.	196,294
		388,221
	NETHERLANDS — 2.9%
14,080	Intertrust N.V. [1]	221,885
2,075	Koninklijke DSM N.V.	254,326
		476,211
	NORWAY — 6.5%
4,118	Aker A.S.A. *	108,634
41,164	Atea A.S.A. *	360,360
30,764	Austevoll Seafood A.S.A.	239,645
8,830	Norway Royal Salmon A.S.A.	179,065
69,750	Self Storage Group A.S.A. *	176,960
		1,064,664
	SPAIN — 2.6%
13,816	Ebro Foods S.A.	293,732
2,099	Viscofan S.A.	134,526
		428,258
	SWEDEN — 9.7%
15,967	Bravida Holding A.B. *,[1]	128,915
37,856	Bygghemma Group First A.B. *	272,116
108,273	Cloetta A.B. - B Shares *	249,330
42,985	Dometic Group A.B. *,[1]	287,283
28,108	Granges A.B.	205,382
36,523	Nobina A.B. [1]	199,162

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
36,840	Scandi Standard A.B.	$240,845
		1,583,033
	SWITZERLAND — 1.3%
27,555	OC Oerlikon Corp. A.G.	206,929

	UNITED KINGDOM — 19.5%
35,581	Ascential PLC [1]	112,994
4,839	Avon Rubber PLC	161,205
39,338	Beazley PLC	194,500
5,549	Clarkson PLC	174,178
42,013	Clipper Logistics PLC	112,303
14,296	Close Brothers Group PLC	196,034
11,909	Computacenter PLC	217,639
46,347	Domino's Pizza Group PLC	200,833
94,552	Equiniti Group PLC [1]	203,835
12,913	Future PLC	167,336
6,558	HomeServe PLC	91,858
57,650	Ibstock PLC [1]	145,817
136,576	Kin & Carta PLC	103,292
72,056	Marlowe PLC *	376,615
19,904	On the Beach Group PLC [1]	69,641
21,143	Redrow PLC	122,842
30,150	Restore PLC	146,911
55,600	Sabre Insurance Group PLC [1]	198,038
15,996	Safestore Holdings PLC - REIT	144,693
30,907	Tyman PLC	65,485
		3,206,049
	Total Common Stocks
	(Cost $18,075,410)	16,042,724

Principal Amount
	SHORT-TERM INVESTMENTS — 1.4%
$241,409	UMB Money Market Fiduciary /, 0.01%[2]	241,409
	Total Short-Term Investments
	(Cost $241,409)	241,409

	TOTAL INVESTMENTS — 99.2%
	(Cost $18,316,819)	16,284,133

	Other Assets in Excess of Liabilities — 0.8%	124,286
	TOTAL NET ASSETS — 100.0%	$16,408,419

PLC – Public Limited Company
REIT – Real Estate Investment Trust

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,759,497, which represents 10.72% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology Services	10.0%
Consumer Products	8.3%
Real Estate	7.9%
Commercial Services	7.7%
Electrical Equipment	6.3%
Software	5.0%
Medical Equipment & Devices	4.3%
Media	3.8%
Containers & Packaging	3.7%
Transportation & Logistics	3.6%
Health Care Facilities & Services	3.5%
Insurance	3.5%
Machinery	2.6%
Engineering & Construction Services	2.6%
Waste & Environ Services & Equip	2.6%
Chemicals	2.2%
Home & Office Products	1.9%
Leisure Products	1.7%
Retail - Discretionary	1.7%
Specialty Finance	1.6%
Asset Management	1.6%
Distributors - Consumer Staples	1.5%
Institutional Financial Services	1.4%
Construction Materials	1.3%
Metals & Mining	1.3%
Gaming, Lodging & Restaurants	1.2%
Passenger Transportation	1.2%
Banking	1.2%
Aerospace & Defense	1.0%
Transportation Equipment	0.9%
Oil, Gas & Coal	0.7%
Total Common Stocks	97.8%
Short-Term Investments	1.4%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2020 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
Assets:
Investments, at cost	$21,095,748	$18,316,819
Foreign currency, at cost	97,340	-
Investments, at value	$18,674,196	$16,284,133
Foreign currency, at value	98,481	-
Receivables:
Fund shares sold	31,950	-
Dividends and interest	23,309	102,869
Due from Advisor	14,456	24,076
India Tax Reimbursements	23,104	-
Prepaid expenses	28,093	33,265
Total assets	18,893,589	16,444,343

Liabilities:
Payables:
Investment securities purchased	139,167	-
Shareholder servicing fees (Note 7)	584	3,473
Distribution fees (Note 8)	2	2
Fund services fees	17,791	18,058
Auditing fees	9,206	8,854
Trustees' deferred compensation (Note 3)	3,367	3,349
Legal fees	400	382
Shareholder reporting fees	290	572
Trustees' fees and expenses	99	95
Chief Compliance Officer fees	69	147
Accrued other expenses	1,265	992
Total liabilities	172,240	35,924
Net Assets	$18,721,349	$16,408,419

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$28,013,406	$26,120,297
Total accumulated deficit	(9,292,057)	(9,711,878)
Net Assets	$18,721,349	$16,408,419

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$18,719,308	$16,406,279
Shares of beneficial interest issued and outstanding	2,719,793	1,464,375
Net asset value per share	$6.88	$11.20

Investor Class
Net assets applicable to shares outstanding	$2,041	$2,140
Shares of beneficial interest issued and outstanding	297	191
Net asset value per share[1]	$6.89	$11.18

[1]	Based on unrounded Net Assets and Shares Outstanding.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
Investment income:
Dividends (net of foreign withholding taxes of $43,233 and $13,611, respectively)	$329,155	$151,053
Interest	612	744
Total investment income	329,767	151,797

Expenses:
Advisory fees	110,024	71,936
Shareholder servicing fees (Note 7)	10,099	7,176
Distribution fees (Note 8)	3	2
Fund services fees	61,555	53,564
Legal fees	21,763	24,075
Registration fees	13,815	20,255
Auditing fees	9,149	8,821
Trustees' fees and expenses	3,979	4,879
Shareholder reporting fees	3,661	7,945
Chief Compliance Officer fees	3,029	2,582
Miscellaneous	2,553	2,138
Insurance fees	1,143	1,243
Total expenses	240,773	204,616
Advisory fees waived	(92,236)	(71,936)
Other expenses absorbed	-	(40,440)
Net expenses	148,537	92,240
Net investment income	181,230	59,557

Realized and Unrealized Loss:
Net realized loss on:
Investments	(2,151,825)	(728,480)
Foreign currency transactions	(14,340)	(1,203)
Net realized loss	(2,166,165)	(729,683)
Net change in unrealized appreciation/depreciation on:
Investments	(2,426,436)	(2,407,812)
Foreign currency translations	(6,289)	(196)
Net change in unrealized appreciation/depreciation	(2,432,725)	(2,408,008)
Net realized and unrealized loss	(4,598,890)	(3,137,691)

Net Decrease in Net Assets from Operations	$(4,417,660)	$(3,078,134)

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$181,230	$496,785
Net realized loss on investments and foreign currency transactions	(2,166,165)	(2,714,163)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,432,725)	2,263,210
Net increase (decrease) in net assets resulting from operations	(4,417,660)	45,832

Distributions to Shareholders:
Distributions:
Institutional Class	(694,153)	(382,468)
Investor Class	(69)	-
Total distributions to shareholders	(694,222)	(382,468)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	705,899	3,887,407
Investor Class	2,500	-
Reinvestment of distributions:
Institutional Class	678,788	369,612
Investor Class	69	-
Cost of shares redeemed:
Institutional Class[1]	(1,213,876)	(7,050,506)
Net increase (decrease) in net assets from capital transactions	173,380	(2,793,487)

Total decrease in net assets	(4,938,502)	(3,130,123)

Net Assets:
Beginning of period	23,659,851	26,789,974
End of period	$18,721,349	$23,659,851
Capital Share Transactions:
Shares sold:
Institutional Class	91,390	434,277
Investor Class	289	-
Shares reinvested:
Institutional Class	76,012	43,586
Investor Class	8	-
Shares redeemed:
Institutional Class	(152,023)	(803,845)
Net increase (decrease) in capital share transactions	15,676	(325,982)

[1]	Net of redemption fee proceeds of $0 and $58, respectively.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$59,557	$242,526
Net realized loss on investments and foreign currency transactions	(729,683)	(2,802,419)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,408,008)	3,110,423
Net increase (decrease) in net assets resulting from operations	(3,078,134)	550,530

Distributions to Shareholders:
Distributions:
Institutional Class*	(228,320)	(92,617)
Advisor Class	-	(237,734)
Investor Class	(46)	-
Total distributions to shareholders	(228,366)	(330,351)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class*	17,737,051	2,364,699
Advisor Class**	235,748	1,574,032
Investor Class	2,500	-
Reinvestment of distributions:
Institutional Class*	68,560	65,621
Advisor Class**	143,106	235,982
Investor Class	46	-
Cost of shares redeemed:
Institutional Class[1]	(2,546,277)	(2,619,061)
Advisor Class**,[2]	(8,906,096)	(14,399,533)
Net increase (decrease) in net assets from capital transactions	6,734,638	(12,778,260)

Total increase (decrease) in net assets	3,428,138	(12,558,081)

Net Assets:
Beginning of period	12,980,281	25,538,362
End of period	$16,408,419	$12,980,281
Capital Share Transactions:
Shares sold:
Institutional Class*	1,321,355	197,534
Advisor Class**	17,684	125,423
Investor Class	188	-
Shares reinvested:
Institutional Class*	5,045	5,976
Advisor Class**	10,499	21,414
Investor Class	3	-
Shares redeemed:
Institutional Class*	(223,287)	(212,640)
Advisor Class**	(665,409)	(1,173,675)
Net increase (decrease) in capital share transactions	466,078	(1,035,968)

*	Class I shares were redesignated into Institutional Class shares on October 1, 2019. Advisor Class shares converted into Institutional Class shares on February 10, 2020.
**	Investor Class shares were redesignated into Advisor Class shares on October 1, 2019.
[1]	Net of redemption fees of $0 and $832, respectively.
[2]	Net of redemption fees of $0 and $17,529, respectively.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.75	$8.84	$10.74	$9.33	$8.78	$10.58
Income from Investment Operations:
Net investment income[1]	0.07	0.17	0.12	0.18	0.17	0.12
Net realized and unrealized gain (loss)	(1.68)	(0.13)	(1.69)	1.42	0.54	(1.46)
Total from investment operations	(1.61)	0.04	(1.57)	1.60	0.71	(1.34)

Less Distributions:
From net investment income	(0.26)	(0.13)	(0.33)	(0.19)	(0.16)	(0.16)
From net realized gain	-	-	-	-	-	(0.30)
Total distributions	(0.26)	(0.13)	(0.33)	(0.19)	(0.16)	(0.46)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$6.88	$8.75	$8.84	$10.74	$9.33	$8.78

Total return[3]	(19.12)%[4]	0.48%	(15.20)%	17.76%	8.30%	(12.89)%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$18.7	$23.7	$26.8	$33.1	$29.4	$30.2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.19%[5]	1.64%	1.87%	1.92%	1.93%	1.94%
After fees waived and expenses absorbed	1.35%[5]	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.81%[5]	1.59%	0.62%	1.21%	1.33%	0.75%
After fees waived and expenses absorbed	1.65%[5]	1.88%	1.14%	1.78%	1.91%	1.34%
Portfolio turnover rate	34%[4]	48%	69%	69%	32%	51%

*	Shares were re-designated into Institutional Class shares on October 1, 2019.
[1]	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period December 2, 2019* through April 30, 2020 (Unaudited)
Net asset value, beginning of period	$8.66
Income from Investment Operations:
Net investment income[1]	0.05
Net realized and unrealized loss	(1.58)
Total from investment operations	(1.53)

Less Distributions:
From net investment income	(0.24)
Total distributions	(0.24)
Net asset value, end of period	6.89

Total return[2]	(18.31)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$-

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.47%[4]
After fees waived and expenses absorbed	1.60%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.72%[4]
After fees waived and expenses absorbed	1.59%[4]
Portfolio turnover rate	34%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.98	$12.55	$13.72	$11.35	$11.16	$12.54
Income from Investment Operations:
Net investment income[1]	0.08	0.19	0.15	0.17	0.12	0.16
Net realized and unrealized gain (loss)	(1.63)	0.48	(0.50)	2.35	0.35	(0.54)
Total from investment operations	(1.55)	0.67	(0.35)	2.52	0.47	(0.38)

Less Distributions:
From net investment income	(0.23)	(0.24)	(0.82)	(0.15)	(0.13)	(0.17)
From net realized gain	-	-	-	-	(0.15)	(0.83)
Total distributions	(0.23)	(0.24)	(0.82)	(0.15)	(0.28)	(1.00)

Redemption fee proceeds[1]	-	- [2]	-	- [2]	- [2]	- [2]
Net increase from payments by affiliates	-	-	-	- [2,3]	- [2,3]	-
Net asset value, end of period	$11.20	$12.98	$12.55	$13.72	$11.35	$11.16

Total return[4]	(12.23)%[5]	5.72%	(2.96)%	22.46%	4.47%	(2.90)%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$16.4	$4.7	$4.6	$3.9	$39.3	$135.9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.62%[6]	1.94%	1.73%	1.79%	1.43%	1.20%
After fees waived and expenses absorbed	1.15%[6]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.15)%[6]	0.79%	0.49%	0.80%	0.82%	1.31%
After fees waived and expenses absorbed	1.32%[6]	1.58%	1.07%	1.44%	1.10%	1.36%
Portfolio turnover rate	37%[5]	54%	147%	50%	32%	38%

*	Class I shares were re-designated into Institutional Class shares on October 1, 2019. Advisor Class shares converted into Institutional Class shares on February 10, 2020.
[1]	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[2]	Amount represents less than $0.01 per share.
[3]	The Advisor reimbursed the International Small Cap Fund $3,956 for losses from trade errors during the fiscal year ended October 31, 2017 and an affililate reimbursed the Fund $234 for losses caused by processing error during the fiscal year ended October 31, 2016. These reimbursements had no impact to the Fund's Performance.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period December 2, 2019* through April 30, 2020 (Unaudited)
Net asset value, beginning of period	$13.30
Income from Investment Operations:
Net investment income[1]	0.03
Net realized and unrealized loss	(1.90)
Total from investment operations	(1.87)

Less Distributions:
From net investment income	(0.25)
Total distributions	(0.25)
Net asset value, end of period	11.18

Total return[2]	(14.41)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$-

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.78%[4]
After fees waived and expenses absorbed	1.40%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.81)%[4]
After fees waived and expenses absorbed	0.57%[4]
Portfolio turnover rate	37%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited)

Note 1 – Organization

Vaughan Nelson Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”) and Vaughan Nelson International Small Cap Fund (the “International Small Cap Fund”), each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Opportunities Fund and International Small Cap Fund’s primary investment objective is to provide long-term capital appreciation. Prior to October 1, 2019, the Emerging Markets Opportunities Fund’s name was Advisory Research Emerging Markets Opportunities Fund and the International Small Cap Fund’s name was Advisory Research International Small Cap Value Fund.

The Emerging Markets Opportunities Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Small Cap Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2017 – 2020, and as of the six months ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (ARI), a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”) on December 13, 2013. On October 1, 2019, two portfolio managers become employees of Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). In anticipation of this move and on the recommendation of ARI, the Board of Trustees of the Trust (the “Board”), at a meeting held on September 19, 2019, considered and approved the following, effective October 1, 2019: (i) the termination of the current advisory agreement between ARI and the Trust, on behalf of the Funds, and (ii) a new investment advisory agreement between the Trust and Vaughan Nelson (the “New Agreement”), pursuant to which Vaughan Nelson would become investment adviser for each Fund, effective upon shareholder approval. In addition, the Board approved the submission of a proposal to each Fund’s shareholders to approve the New Agreement. At the meeting, the Board also approved an interim advisory agreement between the Trust, on behalf of each Fund, and Vaughan Nelson (the “Interim Agreement”), effective October 1, 2019, under which Vaughan Nelson may provide investment advisory services for each Fund for up to 150 days pending shareholder approval of the New Agreement. The shareholders of Emerging Markets Opportunities Fund and International Small Cap Fund approved the New Advisory Agreement at a meeting held on December 6, 2019 and January 24, 2020, respectively. The results of the shareholders meeting are reported in Note 12.

Each Fund’s investment objective, principal investment strategy and investment policies will remain the same after the change in investment advisor. In addition, the members of the portfolio management team that have managed each Fund since its inception as employees of ARI will continue to be members of the portfolio management team as employees of Vaughan Nelson. Under both the Interim Agreement and New Agreement, Vaughan Nelson will receive the same compensation that ARI receives from the Funds under the current advisory agreement. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Opportunities Fund	1.00%
International Small Cap Fund	0.90%

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the following levels:

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

Expense Limit as a % of average daily net assets
Emerging Markets Opportunities Fund – Investor Class	1.60%
Emerging Markets Opportunities Fund – Institutional Class	1.35%
International Small Cap Fund - Investor Class	1.40%
International Small Cap Fund – Institutional Class	1.15%

This agreement is in effect until February 28, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived fees and absorbed other expenses for the six months ended April 30, 2020 as stated below:

Emerging Markets Opportunities Fund	$92,236
International Small Cap Fund	112,376

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2020, the amount of these potentially recoverable expenses was $101,186 and $126,034, for the Emerging Markets Opportunities Fund and International Small Cap Fund, respectively. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	Emerging Markets Opportunities Fund	International Small Cap Fund
2022	$8,950	$13,658
2023	92,236	112,376
Total	$101,186	$126,034

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2020 are reported on the Statements of Operations as Fund services fees.

Natixis Distribution, L.P. serves as the Funds’ distributor (the “Distributor”). Prior to October 28, 2019, IMST Distributors, LLC was the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2020, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2020, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

As of April 30, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Emerging Markets Opportunities Fund	International Small Cap Fund
Cost of investments	$21,208,610	$18,846,598

Gross unrealized appreciation	$1,415,509	$703,011

Gross unrealized depreciation	(3,949,923)	(3,265,476)
Net unrealized depreciation on investments	$(2,534,414)	$(2,562,465)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2019, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Opportunities Fund	$1,862,118	$2,446,811	$4,308,929
International Small Cap Fund	5,849,772	609,628	6,459,400

As October 31, 2019, the components of accumulated deficit on a tax basis were as follows:

	Emerging Markets Opportunities	International Small Cap
	Fund	Fund

Undistributed ordinary income	$577,313	$228,358
Undistributed long-term capital gains	-	-
Tax accumulated earnings	577,313	228,358

Accumulated capital and other losses	(4,311,949)	(6,462,401)
Unrealized depreciation on investments	(449,448)	(171,792)
Unrealized appreciation on foreign currency translations	3,909	457
Total accumulated deficit	$(4,180,175)	$(6,405,378)

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2019 and 2018 were as follows:

	Emerging Markets Opportunities Fund		International Small Cap Fund
	2019	2018	2019	2018

Distributions paid from:
Ordinary income	$382,468	$1,009,907	$330,351	$938,901
Net long-term capital gains	-	-	-	-
Total distributions paid	$382,468	$1,009,907	$330,351	$938,901

Note 5 – Redemption Fee

Effective October 1, 2019, the redemption fee for the Funds have been removed. Prior to October 1, 2019, the Funds could impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended October 31, 2019, redemption fees were as follows:

October 31, 2019
Emerging Markets Opportunities Fund	$58
International Small Cap Fund	18,361

Note 6 – Investment Transactions

For the six months ended April 30, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$7,116,531	$7,238,131
International Small Cap Fund	12,417,892	5,756,604

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Opportunities Fund and International Small Cap Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2020, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, L.P. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

For the six months ended April 30, 2020, for the Emerging Markets Opportunities Fund and International Small Cap Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2020, in valuing the Funds’ assets carried at fair value:

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$478,534	$288,496	$-	$767,030
Consumer Discretionary	833,170	1,838,258	-	2,671,428
Consumer Staples	291,599	709,150	-	1,000,749
Energy	606,262	649,988	-	1,256,250
Financials	806,982	2,705,899	-	3,512,881
Health Care	-	381,566	-	381,566
Industrials	199,152	1,980,224	-	2,179,376
Materials	195,031	1,523,604	-	1,718,635
Technology	-	4,078,972	-	4,078,972
Utilities	-	510,695	-	510,695
Total Common Stocks	3,410,730	14,666,852	-	18,077,582
Short-Term Investments	596,614	-	-	596,614
Total Investments	$4,007,344	$14,666,852	$-	$18,674,196

Vaughan Nelson International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$627,889	$-	$627,889
Consumer Discretionary	376,615	2,163,393	-	2,540,008
Consumer Staples	293,732	1,313,655	-	1,607,387
Energy	-	117,965	-	117,965
Financials	221,885	2,582,816	-	2,804,701
Health Care	49,533	1,246,217	-	1,295,750
Industrials	-	3,199,402	-	3,199,402
Materials	-	1,374,391	-	1,374,391
Technology	-	2,475,231	-	2,475,231
Total Common Stocks	941,765	-	-	16,042,724
Short-Term Investments	241,409	-	-	241,409
Total Investments	$1,183,174	$15,100,959	$-	$16,284,133

*	The Fund did not hold any Level 3 securities at period end.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020 (Unaudited)

Note 11 – New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 12 – Results of Shareholder Meeting

At a meeting held on December 6, 2019, shareholders of the Emerging Markets Opportunities Fund approved the New Advisory Agreement between the Trust and Vaughan Nelson Investment Management, LP. The percentage of share outstanding and entitled to vote that were present by proxy was 93.79%. The number of shares voted were as follows:

For	Against	Abstain	Total
2,519,351	-	-	2,519,351

At a meeting held on January 24, 2020, shareholders of the International Small Cap Fund approved the New Advisory Agreement between the Trust and Vaughan Nelson Investment Management, LP. The percentage of share outstanding and entitled to vote that were present by proxy was 53.14%. The number of shares voted were as follows:

For	Against	Abstain	Total
595,862	398	1,777	598,037

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Vaughan Nelson Funds

EXPENSE EXAMPLES

For the Periods Ended April 30, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Institutional Class examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020. Investor Class examples are based on an investment of $1,000 invested and held for the period of December 2, 2019 to April 30, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vaughan Nelson Emerging Markets Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/2/19	4/30/20	12/2/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$816.90	$5.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.04	8.00
		11/1/19	4/30/20	11/1/19 – 4/30/20
Institutional Class	Actual Performance	1,000.00	808.80	6.09
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.13	6.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% and 1.35% for the Investor and Institutional Class, multiplied by the average account value over the period, multiplied by 151/366 for the Investor Class, and 182/366 for the Institutional Class (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Vaughan Nelson Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended April 30, 2020 (Unaudited)

Vaughan Nelson International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/2/19	4/30/20	12/2/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$855.90	$5.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.84	7.03
		11/1/19	4/30/20	11/1/19 – 4/30/20
Institutional Class	Actual Performance	1,000.00	877.70	5.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.12	5.80

*	Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Investor Class and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 151/366 for the Investor Class and 182/366 for the Insitiutional Class (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

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Vaughan Nelson Funds

 Each a series of Investment Managers Series Trust

Investment Advisor

 Vaughan Nelson Investment Management, L.P.

600 Travis Street, Suite 3800

Houston, Texas 77002-3071

Custodian

 UMB Bank, n.a.

928 Grand Boulevard, 5th  Floor

 Kansas City, Missouri 64106

Fund Co-Administrator

 Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

 Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

 UMB Fund Services, Inc.

 235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

 Natixis Distribution, L.P

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
Vaughan Nelson Emerging Markets Opportunities Fund – Investor Class	ADVKX	461 43U 500
Vaughan Nelson Emerging Markets Opportunities Fund – Institutional Class	ADVMX	461 41P 552
Vaughan Nelson International Small Cap Fund – Investor Class	ADVJX	461 43U 609
Vaughan Nelson International Small Cap Fund – Institutional Class	ADVLX	461 41P 412

Privacy Principles of the Vaughan Nelson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vaughan Nelson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 660-6610 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 660-6610 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 660-6610.

Vaughan Nelson Funds

 P.O. Box 2175

 Milwaukee, WI 53201

Toll Free: (888) 660-6610

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	07/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	07/09/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	07/09/20